Employee Benefit Plans (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension schemes	$ 200	$ 500	$ 300	$ 100
Employer contribution (percent)		4.00%
Employer contributions	$ 18